Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease Rental Costs
Operating Lease, Cost	$ 286.0	$ 245.0	$ 231.3
Finance Lease Right-of-Use Asset Amortization	70.8	62.4	66.3
Interest Expense on Finance Leases	16.4	16.4	16.7
Total Lease Rental Costs	$ 373.2	323.8	314.3
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	5 years 2 months 23 days
Weighted Average Remaining Lease Term, Finance Leases	5 years 10 months 6 days
Weighted Average Discount Rate, Operating Leases	3.60%
Weighted Average Discount Rate, Finance Leases	5.98%
Operating Cash Flows Used for Operating Leases	$ 284.7
Operating Cash Flows Used for Finance Leases	16.4
Financing Cash Flows Used for Finance Leases	70.7	65.1	67.3
Non-cash Acquisitions Under Operating Leases	125.0
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	22,762.4	21,699.9
Other Property, Plant and Equipment	4,811.5	4,265.0
Total Property, Plant and Equipment	79,145.7	73,085.2
Accumulated Amortization	19,007.6	17,986.1
Net Property, Plant and Equipment Under Finance Leases	303.1	278.8
Other Liabilities, Noncurrent	719.8	782.6
Finance Lease Liability Due Within One Year	1,373.8	1,190.5
Total Obligations Under Finance Leases	306.8	289.0
Operating Lease Asset and Related Obligations
Operating Lease Assets	957.4	0.0
Operating Lease Noncurrent Liability	734.6	0.0
Operating Lease Liability Due Within One Year	234.1	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	968.7
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	72.7
Finance Leases, 2021	64.9
Finance Leases, 2022	56.4
Finance Leases, 2023	49.6
Finance Leases, 2024	57.4
Finance Leases, Later Years	64.4
Finance Leases, Total Future Minimum Lease Payments	365.4
Imputed Interest on Finance Leases	58.6
Total Obligations Under Finance Leases	306.8	289.0
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	269.9
Operating Leases, 2021	253.6
Operating Leases, 2022	245.6
Operating Leases, 2023	74.8
Operating Leases, 2024	62.0
Operating Leases, Later Years	169.7
Operating Leases, Total Future Minimum Lease Payments	1,075.6
Imputed Interest on Operating Leases	106.9
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	968.7
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		70.8
Finance Leases, 2020		60.2
Finance Leases, 2021		51.7
Finance Leases, 2022		43.8
Finance Leases, 2023		35.5
Finance Leases, Later Years		90.2
Finance Leases, Total Future Minimum Payments Due		352.2
Estimated Interest Element on Finance Leases		63.2
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		289.0
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		259.6
Operating Leases, 2020		250.1
Operating Leases, 2021		232.7
Operating Leases, 2022		222.5
Operating Leases, 2023		58.3
Operating Leases, Later Years		165.2
Operating Leases Total Future Minimum Lease Payments		1,188.4
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	47.3
Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2020	147.8
2021	147.8
2022	147.5
Total Future Minimum Lease Payments	443.1
Leases (Textuals)
Sale and Leaseback Transaction, Gain (Loss), Net	$ 37.0
Lease Term	33 years
Boat and Barge Leases [Member]
Leases (Textuals)
Maximum Potential Lease Payments, AEPRO Barge and Boat Leases	$ 55.0
Guarantor Obligations, Current Carrying Value	5.0
Guarantee Obligations Current Carrying Value Other Liabilities Current	2.0
Guarantee Obligations Current Carrying Value Other Liabilities Noncurrent	3.0
Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	131.6	131.3
Other Property, Plant and Equipment	323.0	373.9
Total Property, Plant and Equipment	454.6	505.2
Accumulated Amortization	151.5	226.4
Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	249.2	233.5
Finance Lease Liability Due Within One Year	57.6	55.5
Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	957.4
AEP Texas Inc. [Member]
Lease Rental Costs
Operating Lease, Cost	16.5	13.6	10.5
Finance Lease Right-of-Use Asset Amortization	5.1	4.8	4.0
Interest Expense on Finance Leases	1.4	1.2	0.8
Total Lease Rental Costs	$ 23.0	19.6	15.3
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	6 years 11 months 4 days
Weighted Average Remaining Lease Term, Finance Leases	6 years 8 months 8 days
Weighted Average Discount Rate, Operating Leases	3.77%
Weighted Average Discount Rate, Finance Leases	4.62%
Operating Cash Flows Used for Operating Leases	$ 15.3
Operating Cash Flows Used for Finance Leases	1.4
Financing Cash Flows Used for Finance Leases	5.1	4.7	3.9
Non-cash Acquisitions Under Operating Leases	13.8
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	351.7	352.1
Other Property, Plant and Equipment	805.9	727.9
Total Property, Plant and Equipment	10,603.2	9,643.0
Accumulated Amortization	1,758.1	1,651.2
Net Property, Plant and Equipment Under Finance Leases	34.1	28.5
Other Liabilities, Noncurrent	81.1	104.0
Finance Lease Liability Due Within One Year	188.0	98.3
Total Obligations Under Finance Leases	34.1	28.5
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability	71.1	0.0
Operating Lease Liability Due Within One Year	12.0	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	83.1
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	7.3
Finance Leases, 2021	6.7
Finance Leases, 2022	6.0
Finance Leases, 2023	5.4
Finance Leases, 2024	4.6
Finance Leases, Later Years	9.8
Finance Leases, Total Future Minimum Lease Payments	39.8
Imputed Interest on Finance Leases	5.7
Total Obligations Under Finance Leases	34.1	28.5
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	16.0
Operating Leases, 2021	15.3
Operating Leases, 2022	14.2
Operating Leases, 2023	13.0
Operating Leases, 2024	11.4
Operating Leases, Later Years	26.0
Operating Leases, Total Future Minimum Lease Payments	95.9
Imputed Interest on Operating Leases	12.8
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	83.1
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		5.8
Finance Leases, 2020		5.3
Finance Leases, 2021		4.7
Finance Leases, 2022		4.2
Finance Leases, 2023		3.7
Finance Leases, Later Years		10.1
Finance Leases, Total Future Minimum Payments Due		33.8
Estimated Interest Element on Finance Leases		5.3
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		28.5
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		15.1
Operating Leases, 2020		14.1
Operating Leases, 2021		13.2
Operating Leases, 2022		12.2
Operating Leases, 2023		10.8
Operating Leases, Later Years		28.4
Operating Leases Total Future Minimum Lease Payments		93.8
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	11.3
AEP Texas Inc. [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	0.0	0.0
Other Property, Plant and Equipment	45.9	38.8
Total Property, Plant and Equipment	45.9	38.8
Accumulated Amortization	11.8	10.3
AEP Texas Inc. [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	28.2	24.0
Finance Lease Liability Due Within One Year	5.9	4.5
AEP Texas Inc. [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	81.8
AEP Transmission Co [Member]
Lease Rental Costs
Operating Lease, Cost	2.5	2.7	1.7
Finance Lease Right-of-Use Asset Amortization	0.1	0.1	0.0
Interest Expense on Finance Leases	0.0	0.0	0.0
Total Lease Rental Costs	$ 2.6	2.8	1.7
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	2 years 3 months
Weighted Average Remaining Lease Term, Finance Leases	3 months
Weighted Average Discount Rate, Operating Leases	3.14%
Weighted Average Discount Rate, Finance Leases	9.33%
Operating Cash Flows Used for Operating Leases	$ 2.4
Operating Cash Flows Used for Finance Leases	0.0
Financing Cash Flows Used for Finance Leases	0.0
Non-cash Acquisitions Under Operating Leases	0.6
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Property, Plant and Equipment	269.6	174.0
Total Property, Plant and Equipment	9,893.2	8,268.1
Accumulated Amortization	402.3	271.9
Net Property, Plant and Equipment Under Finance Leases	0.0	0.1
Other Liabilities, Noncurrent	0.3	18.4
Finance Lease Liability Due Within One Year	14.6	3.8
Total Obligations Under Finance Leases	0.0	0.1
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability	1.9	0.0
Operating Lease Liability Due Within One Year	2.1	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	4.0
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	0.0
Finance Leases, 2021	0.0
Finance Leases, 2022	0.0
Finance Leases, 2023	0.0
Finance Leases, 2024	0.0
Finance Leases, Later Years	0.0
Finance Leases, Total Future Minimum Lease Payments	0.0
Imputed Interest on Finance Leases	0.0
Total Obligations Under Finance Leases	0.0	0.1
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	2.2
Operating Leases, 2021	1.2
Operating Leases, 2022	0.6
Operating Leases, 2023	0.1
Operating Leases, 2024	0.0
Operating Leases, Later Years	0.0
Operating Leases, Total Future Minimum Lease Payments	4.1
Imputed Interest on Operating Leases	0.1
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	4.0
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		0.1
Finance Leases, 2020		0.0
Finance Leases, 2021		0.0
Finance Leases, 2022		0.0
Finance Leases, 2023		0.0
Finance Leases, Later Years		0.0
Finance Leases, Total Future Minimum Payments Due		0.1
Estimated Interest Element on Finance Leases		0.0
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		0.1
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		2.3
Operating Leases, 2020		1.8
Operating Leases, 2021		1.0
Operating Leases, 2022		0.5
Operating Leases, 2023		0.1
Operating Leases, Later Years		0.0
Operating Leases Total Future Minimum Lease Payments		5.7
AEP Transmission Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	0.0	0.0
Other Property, Plant and Equipment	0.2	0.2
Total Property, Plant and Equipment	0.2	0.2
Accumulated Amortization	0.2	0.1
AEP Transmission Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	0.0	0.0
Finance Lease Liability Due Within One Year	0.0	0.1
AEP Transmission Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	3.8
Appalachian Power Co [Member]
Lease Rental Costs
Operating Lease, Cost	19.5	18.2	17.5
Finance Lease Right-of-Use Asset Amortization	6.7	7.0	6.9
Interest Expense on Finance Leases	2.9	3.0	3.7
Total Lease Rental Costs	$ 29.1	28.2	28.1
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	6 years 3 months 10 days
Weighted Average Remaining Lease Term, Finance Leases	6 years 1 month 13 days
Weighted Average Discount Rate, Operating Leases	3.64%
Weighted Average Discount Rate, Finance Leases	8.08%
Operating Cash Flows Used for Operating Leases	$ 19.0
Operating Cash Flows Used for Finance Leases	2.9
Financing Cash Flows Used for Finance Leases	6.7	6.9	6.9
Non-cash Acquisitions Under Operating Leases	10.2
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	6,563.7	6,509.6
Other Property, Plant and Equipment	571.3	485.8
Total Property, Plant and Equipment	15,514.2	14,792.7
Accumulated Amortization	4,432.3	4,124.4
Net Property, Plant and Equipment Under Finance Leases	41.8	39.8
Other Liabilities, Noncurrent	55.2	58.6
Finance Lease Liability Due Within One Year	170.9	191.8
Total Obligations Under Finance Leases	41.8	39.8
Operating Lease Asset and Related Obligations
Operating Lease Assets	78.5	0.0
Operating Lease Noncurrent Liability	64.0	0.0
Operating Lease Liability Due Within One Year	15.2	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	79.2
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	9.6
Finance Leases, 2021	8.9
Finance Leases, 2022	8.2
Finance Leases, 2023	7.7
Finance Leases, 2024	7.1
Finance Leases, Later Years	9.8
Finance Leases, Total Future Minimum Lease Payments	51.3
Imputed Interest on Finance Leases	9.5
Total Obligations Under Finance Leases	41.8	39.8
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	18.3
Operating Leases, 2021	15.7
Operating Leases, 2022	14.7
Operating Leases, 2023	11.9
Operating Leases, 2024	9.0
Operating Leases, Later Years	20.0
Operating Leases, Total Future Minimum Lease Payments	89.6
Imputed Interest on Operating Leases	10.4
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	79.2
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		9.0
Finance Leases, 2020		8.0
Finance Leases, 2021		7.3
Finance Leases, 2022		6.8
Finance Leases, 2023		6.3
Finance Leases, Later Years		13.3
Finance Leases, Total Future Minimum Payments Due		50.7
Estimated Interest Element on Finance Leases		10.9
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		39.8
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		17.6
Operating Leases, 2020		16.5
Operating Leases, 2021		13.9
Operating Leases, 2022		12.8
Operating Leases, 2023		9.9
Operating Leases, Later Years		20.5
Operating Leases Total Future Minimum Lease Payments		91.2
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	6.6
Appalachian Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	39.9	38.7
Other Property, Plant and Equipment	18.9	17.3
Total Property, Plant and Equipment	58.8	56.0
Accumulated Amortization	17.0	16.2
Appalachian Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	35.0	33.7
Finance Lease Liability Due Within One Year	6.8	6.1
Appalachian Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	78.5
Indiana Michigan Power Co [Member]
Lease Rental Costs
Operating Lease, Cost	93.1	89.2	88.4
Finance Lease Right-of-Use Asset Amortization	5.7	6.6	11.1
Interest Expense on Finance Leases	2.9	3.3	3.2
Total Lease Rental Costs	$ 101.7	99.1	102.7
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	3 years 10 months 28 days
Weighted Average Remaining Lease Term, Finance Leases	6 years 6 months 18 days
Weighted Average Discount Rate, Operating Leases	3.45%
Weighted Average Discount Rate, Finance Leases	8.47%
Operating Cash Flows Used for Operating Leases	$ 94.3
Operating Cash Flows Used for Finance Leases	3.1
Financing Cash Flows Used for Finance Leases	5.7	8.8	12.0
Non-cash Acquisitions Under Operating Leases	18.7
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	5,099.7	4,887.2
Other Property, Plant and Equipment	632.6	583.8
Total Property, Plant and Equipment	10,194.0	9,762.8
Accumulated Amortization	3,294.3	3,151.6
Net Property, Plant and Equipment Under Finance Leases	45.1	38.7
Other Liabilities, Noncurrent	67.8	87.8
Finance Lease Liability Due Within One Year	109.6	103.0
Total Obligations Under Finance Leases	45.1	38.7
Operating Lease Asset and Related Obligations
Operating Lease Assets	294.9	0.0
Operating Lease Noncurrent Liability	211.6	0.0
Operating Lease Liability Due Within One Year	87.3	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	298.9
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	9.4
Finance Leases, 2021	8.7
Finance Leases, 2022	8.0
Finance Leases, 2023	7.5
Finance Leases, 2024	10.8
Finance Leases, Later Years	16.4
Finance Leases, Total Future Minimum Lease Payments	60.8
Imputed Interest on Finance Leases	15.7
Total Obligations Under Finance Leases	45.1	38.7
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	97.0
Operating Leases, 2021	92.9
Operating Leases, 2022	92.8
Operating Leases, 2023	10.1
Operating Leases, 2024	8.6
Operating Leases, Later Years	21.0
Operating Leases, Total Future Minimum Lease Payments	322.4
Imputed Interest on Operating Leases	23.5
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	298.9
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		8.2
Finance Leases, 2020		7.2
Finance Leases, 2021		6.6
Finance Leases, 2022		6.1
Finance Leases, 2023		5.7
Finance Leases, Later Years		21.7
Finance Leases, Total Future Minimum Payments Due		55.5
Estimated Interest Element on Finance Leases		16.8
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		38.7
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		92.6
Operating Leases, 2020		89.3
Operating Leases, 2021		84.8
Operating Leases, 2022		83.8
Operating Leases, 2023		6.5
Operating Leases, Later Years		19.5
Operating Leases Total Future Minimum Lease Payments		376.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	4.1
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2020	73.9
2021	73.9
2022	73.7
Total Future Minimum Lease Payments	221.5
Leases (Textuals)
Sale and Leaseback Transaction, Gain (Loss), Net	$ 15.0
Lease Term	33 years
Indiana Michigan Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	$ 28.8	27.0
Other Property, Plant and Equipment	39.3	33.3
Total Property, Plant and Equipment	68.1	60.3
Accumulated Amortization	23.0	21.6
Indiana Michigan Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	38.8	33.4
Finance Lease Liability Due Within One Year	6.3	5.3
Indiana Michigan Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	294.9
Ohio Power Co [Member]
Lease Rental Costs
Operating Lease, Cost	18.0	10.7	8.2
Finance Lease Right-of-Use Asset Amortization	3.5	3.9	4.1
Interest Expense on Finance Leases	0.7	0.5	0.5
Total Lease Rental Costs	$ 22.2	15.1	12.8
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	7 years 11 months 8 days
Weighted Average Remaining Lease Term, Finance Leases	6 years 5 months 26 days
Weighted Average Discount Rate, Operating Leases	3.76%
Weighted Average Discount Rate, Finance Leases	4.54%
Operating Cash Flows Used for Operating Leases	$ 18.0
Operating Cash Flows Used for Finance Leases	0.7
Financing Cash Flows Used for Finance Leases	3.5	3.8	4.1
Non-cash Acquisitions Under Operating Leases	35.4
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Property, Plant and Equipment	765.8	574.8
Total Property, Plant and Equipment	9,170.0	8,493.5
Accumulated Amortization	2,263.0	2,218.6
Net Property, Plant and Equipment Under Finance Leases	20.1	12.1
Other Liabilities, Noncurrent	42.7	43.8
Finance Lease Liability Due Within One Year	151.2	214.2
Total Obligations Under Finance Leases	20.1	12.1
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability	76.0	0.0
Operating Lease Liability Due Within One Year	12.5	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	88.5
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	4.7
Finance Leases, 2021	4.3
Finance Leases, 2022	3.4
Finance Leases, 2023	2.8
Finance Leases, 2024	2.4
Finance Leases, Later Years	5.7
Finance Leases, Total Future Minimum Lease Payments	23.3
Imputed Interest on Finance Leases	3.2
Total Obligations Under Finance Leases	20.1	12.1
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	16.2
Operating Leases, 2021	14.2
Operating Leases, 2022	13.5
Operating Leases, 2023	12.3
Operating Leases, 2024	10.7
Operating Leases, Later Years	36.5
Operating Leases, Total Future Minimum Lease Payments	103.4
Imputed Interest on Operating Leases	14.9
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	88.5
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		3.3
Finance Leases, 2020		2.7
Finance Leases, 2021		2.3
Finance Leases, 2022		1.7
Finance Leases, 2023		1.2
Finance Leases, Later Years		2.8
Finance Leases, Total Future Minimum Payments Due		14.0
Estimated Interest Element on Finance Leases		1.9
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		12.1
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		14.5
Operating Leases, 2020		13.2
Operating Leases, 2021		10.9
Operating Leases, 2022		10.0
Operating Leases, 2023		8.8
Operating Leases, Later Years		31.7
Operating Leases Total Future Minimum Lease Payments		89.1
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	7.3
Ohio Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	0.0	0.0
Other Property, Plant and Equipment	27.3	20.4
Total Property, Plant and Equipment	27.3	20.4
Accumulated Amortization	7.2	8.3
Ohio Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	16.2	9.2
Finance Lease Liability Due Within One Year	3.9	2.9
Ohio Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	88.0
Public Service Co Of Oklahoma [Member]
Lease Rental Costs
Operating Lease, Cost	6.8	5.7	4.4
Finance Lease Right-of-Use Asset Amortization	3.1	3.2	4.0
Interest Expense on Finance Leases	0.6	0.4	0.6
Total Lease Rental Costs	$ 10.5	9.3	9.0
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	7 years 25 days
Weighted Average Remaining Lease Term, Finance Leases	6 years 2 months 23 days
Weighted Average Discount Rate, Operating Leases	3.64%
Weighted Average Discount Rate, Finance Leases	4.62%
Operating Cash Flows Used for Operating Leases	$ 6.7
Operating Cash Flows Used for Finance Leases	0.6
Financing Cash Flows Used for Finance Leases	3.1	3.3	3.9
Non-cash Acquisitions Under Operating Leases	8.2
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	1,574.6	1,577.0
Other Property, Plant and Equipment	342.1	303.5
Total Property, Plant and Equipment	5,683.4	5,439.6
Accumulated Amortization	1,580.1	1,472.9
Net Property, Plant and Equipment Under Finance Leases	15.1	12.3
Other Liabilities, Noncurrent	18.4	32.5
Finance Lease Liability Due Within One Year	87.5	64.5
Total Obligations Under Finance Leases	15.1	12.3
Operating Lease Asset and Related Obligations
Operating Lease Assets	36.8	0.0
Operating Lease Noncurrent Liability	31.0	0.0
Operating Lease Liability Due Within One Year	5.8	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	36.8
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	3.8
Finance Leases, 2021	3.2
Finance Leases, 2022	2.6
Finance Leases, 2023	2.3
Finance Leases, 2024	1.8
Finance Leases, Later Years	3.8
Finance Leases, Total Future Minimum Lease Payments	17.5
Imputed Interest on Finance Leases	2.4
Total Obligations Under Finance Leases	15.1	12.3
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	7.3
Operating Leases, 2021	6.4
Operating Leases, 2022	6.0
Operating Leases, 2023	5.6
Operating Leases, 2024	4.8
Operating Leases, Later Years	12.0
Operating Leases, Total Future Minimum Lease Payments	42.1
Imputed Interest on Operating Leases	5.3
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	36.8
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		3.4
Finance Leases, 2020		2.6
Finance Leases, 2021		2.0
Finance Leases, 2022		1.6
Finance Leases, 2023		1.4
Finance Leases, Later Years		3.3
Finance Leases, Total Future Minimum Payments Due		14.3
Estimated Interest Element on Finance Leases		2.0
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		12.3
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		6.5
Operating Leases, 2020		6.0
Operating Leases, 2021		5.0
Operating Leases, 2022		4.6
Operating Leases, 2023		4.1
Operating Leases, Later Years		10.7
Operating Leases Total Future Minimum Lease Payments		36.9
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	4.2
Public Service Co Of Oklahoma [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	0.6	2.6
Other Property, Plant and Equipment	21.6	17.6
Total Property, Plant and Equipment	22.2	20.2
Accumulated Amortization	7.1	7.9
Public Service Co Of Oklahoma [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	11.9	9.5
Finance Lease Liability Due Within One Year	3.2	2.8
Public Service Co Of Oklahoma [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	36.8
Southwestern Electric Power Co [Member]
Lease Rental Costs
Operating Lease, Cost	8.0	6.5	5.3
Finance Lease Right-of-Use Asset Amortization	11.0	11.2	11.2
Interest Expense on Finance Leases	2.9	3.2	3.6
Total Lease Rental Costs	$ 21.9	20.9	20.1
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases	6 years 7 months 20 days
Weighted Average Remaining Lease Term, Finance Leases	5 years 1 month 28 days
Weighted Average Discount Rate, Operating Leases	3.76%
Weighted Average Discount Rate, Finance Leases	5.01%
Operating Cash Flows Used for Operating Leases	$ 7.9
Operating Cash Flows Used for Finance Leases	3.0
Financing Cash Flows Used for Finance Leases	11.0	11.5	$ 11.3
Non-cash Acquisitions Under Operating Leases	11.4
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	4,691.4	4,672.6
Other Property, Plant and Equipment	733.4	762.7
Total Property, Plant and Equipment	9,968.9	9,680.1
Accumulated Amortization	2,873.7	2,808.3
Net Property, Plant and Equipment Under Finance Leases	57.3	54.2
Other Liabilities, Noncurrent	86.2	102.0
Finance Lease Liability Due Within One Year	133.9	117.5
Total Obligations Under Finance Leases	57.6	60.8
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability	34.7	0.0
Operating Lease Liability Due Within One Year	6.5	0.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	41.2
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Finance Leases, 2020	12.9
Finance Leases, 2021	11.9
Finance Leases, 2022	10.6
Finance Leases, 2023	9.8
Finance Leases, 2024	14.2
Finance Leases, Later Years	6.8
Finance Leases, Total Future Minimum Lease Payments	66.2
Imputed Interest on Finance Leases	8.6
Total Obligations Under Finance Leases	57.6	60.8
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Operating Leases, 2020	8.6
Operating Leases, 2021	8.2
Operating Leases, 2022	7.6
Operating Leases, 2023	6.4
Operating Leases, 2024	5.0
Operating Leases, Later Years	11.8
Operating Leases, Total Future Minimum Lease Payments	47.6
Imputed Interest on Operating Leases	6.4
Estimated Present Value of Future Minimum Lease Payments on Operating Leases	41.2
Finance Lease Future Minimum Lease Payments
Finance Leases, 2019		13.1
Finance Leases, 2020		11.5
Finance Leases, 2021		10.5
Finance Leases, 2022		9.4
Finance Leases, 2023		8.6
Finance Leases, Later Years		18.7
Finance Leases, Total Future Minimum Payments Due		71.8
Estimated Interest Element on Finance Leases		11.0
Estimated Present Value of Future Minimum Lease Payments on Finance Leases		60.8
Operating Lease Future Minimum Lease Payments
Operating Leases, 2019		7.4
Operating Leases, 2020		7.2
Operating Leases, 2021		6.7
Operating Leases, 2022		6.1
Operating Leases, 2023		5.0
Operating Leases, Later Years		11.7
Operating Leases Total Future Minimum Lease Payments		44.1
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	4.8
Southwestern Electric Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation	34.1	34.3
Other Property, Plant and Equipment	51.6	119.8
Total Property, Plant and Equipment	85.7	154.1
Accumulated Amortization	28.4	99.9
Southwestern Electric Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent	47.1	50.6
Finance Lease Liability Due Within One Year	10.5	$ 10.2
Southwestern Electric Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets	$ 40.5